Income Taxes - Summary of movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Balance at the beginning of the year	¥ 378,851	¥ 378,815
Additions	54,097	47,941
Reversals	(74,379)	(47,905)
Balance at end of the year	¥ 358,569	¥ 378,851